PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PLANT, PROPERTY AND EQUIPMENT
Schedule of plant, property and equipment

	2012			2011
at December 31 (millions of Canadian dollars)	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Natural Gas Pipelines[1]
Canadian Mainline
Pipeline	8,801	5,192	3,609	8,785	4,958	3,827
Compression	3,370	1,880	1,490	3,362	1,765	1,597
Metering and other	391	182	209	383	175	208

	12,562	7,254	5,308	12,530	6,898	5,632
Under construction	163	–	163	28	–	28

	12,725	7,254	5,471	12,558	6,898	5,660

Alberta System
Pipeline	7,214	3,221	3,993	6,701	3,062	3,639
Compression	1,885	1,177	708	1,778	1,109	669
Metering and other	958	420	538	931	409	522

	10,057	4,818	5,239	9,410	4,580	4,830
Under construction	463	–	463	368	–	368

	10,520	4,818	5,702	9,778	4,580	5,198

ANR
Pipeline	864	49	815	858	47	811
Compression	514	72	442	510	72	438
Metering and other	520	81	439	524	59	465

	1,898	202	1,696	1,892	178	1,714
Under construction	63	–	63	20	–	20

	1,961	202	1,759	1,912	178	1,734

Other Natural Gas Pipelines
GTN	1,565	411	1,154	1,589	370	1,219
Great Lakes	1,544	750	794	1,577	741	836
Foothills	1,634	1,062	572	1,630	1,005	625
Mexico	536	59	477	547	39	508
Other[2]	1,548	226	1,322	1,576	187	1,389

	6,827	2,508	4,319	6,919	2,342	4,577
Under construction	297	–	297	33	–	33

	7,124	2,508	4,616	6,952	2,342	4,610

	32,330	14,782	17,548	31,200	13,998	17,202

Oil Pipelines
Keystone
Pipeline	4,897	177	4,720	4,904	80	4,824
Pumping equipment	1,560	75	1,485	1,502	38	1,464
Tanks and other	372	23	349	548	15	533

	6,829	275	6,554	6,954	133	6,821
Under construction[3]	3,678	–	3,678	2,433	–	2,433

	10,507	275	10,232	9,387	133	9,254

Energy
Natural Gas – Ravenswood	1,799	290	1,509	1,799	220	1,579
Natural Gas – Other[4]	2,975	746	2,229	3,002	665	2,337
Hydro	634	106	528	620	90	530
Wind[5]	907	118	789	843	88	755
Natural Gas Storage[6]	677	83	594	454	78	376
Other	134	86	48	131	83	48

	7,126	1,429	5,697	6,849	1,224	5,625
Under construction – Other	136	–	136	308	–	308

	7,262	1,429	5,833	7,157	1,224	5,933

Corporate	154	54	100	129	51	78

	50,253	16,540	33,713	47,873	15,406	32,467

[1]
In 2012, the Company capitalized $32 million (2011 – $23 million) relating to the equity portion of AFUDC for natural gas pipelines with a corresponding amount recorded in Interest Income and Other.

[2]
Includes in service assets of Bison, Portland, North Baja, Tuscarora and Ventures LP. Bison went in service in January 2011.

[3]
Includes $2.0 billion and $1.5 billion for Keystone XL and the Gulf Coast Project, respectively, at December 31, 2012 (2011 – $1.5 billion and $0.9 billion, respectively). Keystone XL remains subject to regulatory approvals.

[4]
Includes facilities with long-term PPAs that are accounted for as operating leases, including Coolidge which went in service in May 2011. The cost and accumulated depreciation of these facilities were $601 million and $55 million, respectively, at December 31, 2012 (2011 – $605 million and $34 million, respectively). Revenues of $73 million were recognized in 2012 (2011 – $53 million; 2010 – $15 million)
through the sale of electricity under the related PPAs.

[5]
Includes Cartier phase two of Gros-Morne effective November 2012, phase one of Gros-Morne effective November 2011, and Montagne-Sèche effective November 2011.

[6]
Includes acquisition in December 2012 of BP's 40 per cent interest in the assets of the Crossfield Gas Storage facility and BP's interest in CrossAlta Gas Storage & Services Ltd.